Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Recognized Identifiable Assets and Liabilities Assumed
The following table summarizes the purchase price allocation of the Deliverr assets acquired and liabilities assumed at the acquisition date:

Amount $
Fair value of net tangible assets and liabilities:
Cash	263,850
Trade and other receivables, net	7,317
Other current assets	5,645
Property and equipment, net	12,833
Accounts payable and accrued liabilities	(20,360)
Other current and long-term liabilities	(309)
Fair value of identifiable intangible assets:
Acquired technology	255,000
Customer relationships	29,000
Other intangibles	4,000
Net deferred tax liability on acquired intangibles	(23,002)

Goodwill	1,437,664
Total purchase price	1,971,638
The following table summarizes the purchase price allocation of the Donde assets acquired and liabilities assumed at the acquisition date:

Amount $
Cash	887
Accounts payable and other current liabilities	(7,377)
Technology	24,000
Net deferred tax liability on acquired intangibles	(4,390)

Goodwill	37,567
Total purchase price	50,687